Convertible Promissory Notes - Schedule of Convertible Promissory Notes (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Convertible Promissory Notes [Line Items]
Total Convertible Promissory Notes		$ 4,889,074
Debt from SIS SPAC Investment Fund Pte. Ltd. [Member]
Schedule of Convertible Promissory Notes [Line Items]
Total Convertible Promissory Notes		1,000,000
Debt from Song Diego Corporation [Member]
Schedule of Convertible Promissory Notes [Line Items]
Total Convertible Promissory Notes		1,000,000
Debt from Shan Ling Ge [Member]
Schedule of Convertible Promissory Notes [Line Items]
Total Convertible Promissory Notes		850,000
Debt from Kia Hong Lim [Member]
Schedule of Convertible Promissory Notes [Line Items]
Total Convertible Promissory Notes		550,000
Debt from SIS GLOBAL FUND VCC [Member]
Schedule of Convertible Promissory Notes [Line Items]
Total Convertible Promissory Notes		500,000
Debt from Simon Meng [Member]
Schedule of Convertible Promissory Notes [Line Items]
Total Convertible Promissory Notes		335,000
Debt from Ling Fei Yen [Member]
Schedule of Convertible Promissory Notes [Line Items]
Total Convertible Promissory Notes		250,000
Debt from Lik Qi Lim [Member]
Schedule of Convertible Promissory Notes [Line Items]
Total Convertible Promissory Notes		200,000
Debt from Ah Lian Ng [Member]
Schedule of Convertible Promissory Notes [Line Items]
Total Convertible Promissory Notes		104,074
Debt from Hwee Hai Lim [Member]
Schedule of Convertible Promissory Notes [Line Items]
Total Convertible Promissory Notes		$ 100,000